Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)		Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Aug. 20, 2020			$ 503	$ 24,497		$ 25,000
Balance (in Shares) at Aug. 20, 2020			5,031,250
Issuance of Class B common stock to Sponsor
Net loss					(1,032)	(1,032)
Balance at Sep. 30, 2020			$ 503	24,497	(1,032)	23,968
Balance (in Shares) at Sep. 30, 2020			5,031,250
Balance at Aug. 20, 2020			$ 503	24,497		25,000
Balance (in Shares) at Aug. 20, 2020			5,031,250
Issuance of Class B common stock to Sponsor	[1]		$ 288	24,712		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]		2,875,000
Net loss					(1,032)	(1,032)
Balance at Dec. 31, 2020			$ 288	24,712	(1,032)	23,968
Balance (in Shares) at Dec. 31, 2020			2,875,000
Balance at Dec. 31, 2020			$ 503	24,497	(1,032)	23,968
Balance (in Shares) at Dec. 31, 2020			5,031,250
Sale of Private Placement Shares		$ 60		6,024,940		6,025,000
Sale of Private Placement Shares (in Shares)		602,500
Accretion of Class A common stock subject to possible redemption amount				(6,049,437)	(5,406,043)	(11,455,480)
Net loss					(168,193)	(168,193)
Balance at Mar. 31, 2021		$ 60	$ 503		(5,575,268)	(5,574,705)
Balance (in Shares) at Mar. 31, 2021		602,500	5,031,250
Net loss					(2,165,912)	(2,165,912)
Balance at Jun. 30, 2021		$ 60	$ 503		(7,741,180)	(7,740,617)
Balance (in Shares) at Jun. 30, 2021		602,500	5,031,250
Net loss					(1,217,917)	(1,217,917)
Balance at Sep. 30, 2021		$ 60	$ 503		$ (8,959,097)	$ (8,958,534)
Balance (in Shares) at Sep. 30, 2021		602,500	5,031,250

[1]	This number includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.